JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 2.2%
HEICO Corp., Class A	966	196,738
Woodward, Inc.	300	51,497
		248,235
Automobiles — 0.6%
Thor Industries, Inc.	648	71,213
Banks — 1.1%
NU Holdings Ltd., Class A (Brazil) *	9,281	126,687
Beverages — 0.9%
Constellation Brands, Inc., Class A	372	95,893
Biotechnology — 6.6%
Alnylam Pharmaceuticals, Inc. *	666	183,186
Amicus Therapeutics, Inc. *	2,937	31,368
Apellis Pharmaceuticals, Inc. *	1,303	37,567
Exact Sciences Corp. *	1,288	87,776
Exelixis, Inc. *	2,177	56,484
Insmed, Inc. *	949	69,264
Natera, Inc. *	1,159	147,149
REVOLUTION Medicines, Inc. *	766	34,745
Sarepta Therapeutics, Inc. *	179	22,314
Vaxcyte, Inc. *	142	16,268
Viking Therapeutics, Inc. *	679	42,976
		729,097
Building Products — 2.8%
AAON, Inc.	1,059	114,243
Simpson Manufacturing Co., Inc.	469	89,763
Trane Technologies plc	267	103,653
		307,659
Capital Markets — 10.4%
Ares Management Corp.	1,183	184,307
Coinbase Global, Inc., Class A *	165	29,362
FactSet Research Systems, Inc.	208	95,844
Interactive Brokers Group, Inc., Class A	887	123,594
KKR & Co., Inc.	843	110,033
LPL Financial Holdings, Inc.	384	89,339
Moody's Corp.	260	123,549
MSCI, Inc.	215	125,428
Raymond James Financial, Inc.	616	75,446
Robinhood Markets, Inc., Class A *	3,479	81,468
Tradeweb Markets, Inc., Class A	928	114,816
		1,153,186
Commercial Services & Supplies — 1.9%
Cintas Corp.	266	54,654

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Commercial Services & Supplies — continued
Copart, Inc. *	1,663	87,161
MSA Safety, Inc.	417	73,968
		215,783
Construction & Engineering — 1.7%
Quanta Services, Inc.	649	193,478
Construction Materials — 0.9%
Eagle Materials, Inc.	362	104,002
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc.	289	108,746
Distributors — 1.1%
Pool Corp.	321	120,975
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc. *	907	127,025
Electrical Equipment — 3.9%
AMETEK, Inc.	528	90,606
GE Vernova, Inc. *	173	44,240
Hubbell, Inc.	200	85,787
Vertiv Holdings Co., Class A	2,166	215,482
		436,115
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	1,191	77,619
Teledyne Technologies, Inc. *	188	82,387
		160,006
Energy Equipment & Services — 1.1%
TechnipFMC plc (United Kingdom)	4,435	116,337
Entertainment — 0.9%
Take-Two Interactive Software, Inc. *	643	98,813
Financial Services — 1.0%
Remitly Global, Inc. *	966	12,933
Rocket Cos., Inc., Class A *	4,816	92,416
		105,349
Ground Transportation — 1.9%
JB Hunt Transport Services, Inc.	434	74,825
Saia, Inc. *	320	139,771
		214,596
Health Care Equipment & Supplies — 2.9%
Cooper Cos., Inc. (The) *	933	102,892
Dexcom, Inc. *	1,245	83,481
IDEXX Laboratories, Inc. *	126	63,845
Inspire Medical Systems, Inc. *	350	73,932
		324,150

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. *	1,046	66,312
Centene Corp. *	872	65,679
McKesson Corp.	188	93,062
		225,053
Health Care Technology — 0.8%
Veeva Systems, Inc., Class A *	412	86,473
Hotels, Restaurants & Leisure — 6.3%
Domino's Pizza, Inc.	251	108,105
DoorDash, Inc., Class A *	858	122,416
Flutter Entertainment plc (United Kingdom) *	393	93,237
Hilton Worldwide Holdings, Inc.	828	190,825
Las Vegas Sands Corp.	2,123	106,874
Planet Fitness, Inc., Class A *	926	75,220
		696,677
Household Durables — 0.9%
Garmin Ltd.	546	96,123
Independent Power and Renewable Electricity Producers — 0.6%
Vistra Corp.	563	66,677
Insurance — 0.9%
Arthur J Gallagher & Co.	345	96,950
IT Services — 4.2%
Gartner, Inc. *	397	201,147
Globant SA * (a)	514	101,820
MongoDB, Inc. *	471	127,548
Snowflake, Inc., Class A *	271	31,109
		461,624
Life Sciences Tools & Services — 2.8%
Agilent Technologies, Inc.	415	61,597
IQVIA Holdings, Inc. *	371	88,019
Mettler-Toledo International, Inc. *	43	64,801
West Pharmaceutical Services, Inc.	326	97,808
		312,225
Machinery — 3.7%
Esab Corp.	720	76,554
Ingersoll Rand, Inc.	968	95,004
ITT, Inc.	977	146,045
Westinghouse Air Brake Technologies Corp.	526	95,555
		413,158
Media — 2.5%
Trade Desk, Inc. (The), Class A *	2,478	271,693

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Oil, Gas & Consumable Fuels — 2.1%
Cheniere Energy, Inc.	701	126,024
EOG Resources, Inc.	874	107,428
		233,452
Personal Care Products — 0.7%
elf Beauty, Inc. *	687	74,919
Pharmaceuticals — 0.9%
Intra-Cellular Therapies, Inc. *	1,317	96,376
Professional Services — 1.8%
Booz Allen Hamilton Holding Corp.	1,237	201,327
Semiconductors & Semiconductor Equipment — 6.8%
Entegris, Inc.	1,383	155,598
Marvell Technology, Inc.	1,007	72,633
Monolithic Power Systems, Inc.	158	146,211
ON Semiconductor Corp. *	1,285	93,338
Onto Innovation, Inc. *	373	77,467
Rambus, Inc. *	1,232	51,998
Teradyne, Inc.	1,134	151,887
		749,132
Software — 10.6%
AppLovin Corp., Class A *	661	86,268
Atlassian Corp., Class A *	341	54,211
Confluent, Inc., Class A *	3,060	62,364
Coreweave, Inc. ‡ * (b)	29	22,386
Crowdstrike Holdings, Inc., Class A *	166	46,723
CyberArk Software Ltd. *	272	79,434
Datadog, Inc., Class A *	1,449	166,709
Elastic NV *	837	64,227
HubSpot, Inc. *	354	188,233
Nutanix, Inc., Class A *	1,084	64,239
Palantir Technologies, Inc., Class A *	1,718	63,902
Palo Alto Networks, Inc. *	209	71,353
Rubrik, Inc., Class A * (a)	573	18,425
Synopsys, Inc. *	155	78,341
Tyler Technologies, Inc. *	188	109,804
		1,176,619
Specialty Retail — 5.5%
AutoZone, Inc. *	25	77,938
Burlington Stores, Inc. *	427	112,584
Floor & Decor Holdings, Inc., Class A *	564	70,056
Ross Stores, Inc.	779	117,327
Tractor Supply Co.	662	192,488
Ulta Beauty, Inc. *	110	42,761
		613,154

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
On Holding AG, Class A (Switzerland) * (a)	1,180	59,156
Trading Companies & Distributors — 0.5%
Air Lease Corp.	1,335	60,455
Total Common Stocks (Cost $8,298,143)		11,048,588
Short-Term Investments — 0.6%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (c) (d) (Cost $60,357)	60,347	60,384
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (c) (d) (Cost $10,039)	10,039	10,039
Total Short-Term Investments (Cost $70,396)		70,423
Total Investments — 100.1% (Cost $8,368,539)		11,119,011
Liabilities in Excess of Other Assets — (0.1)%		(13,356)
NET ASSETS — 100.0%		11,105,655

Percentages indicated are based on net assets.

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2024. The total value of securities on loan at September 30, 2024 is $9,724.
(b)	Restricted security. See Note 2.B.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2024.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$248,235	$—	$—	$248,235
Automobiles	71,213	—	—	71,213
Banks	126,687	—	—	126,687
Beverages	95,893	—	—	95,893
Biotechnology	729,097	—	—	729,097
Building Products	307,659	—	—	307,659
Capital Markets	1,153,186	—	—	1,153,186
Commercial Services & Supplies	215,783	—	—	215,783
Construction & Engineering	193,478	—	—	193,478
Construction Materials	104,002	—	—	104,002

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Staples Distribution & Retail	$108,746	$—	$—	$108,746
Distributors	120,975	—	—	120,975
Diversified Consumer Services	127,025	—	—	127,025
Electrical Equipment	436,115	—	—	436,115
Electronic Equipment, Instruments & Components	160,006	—	—	160,006
Energy Equipment & Services	116,337	—	—	116,337
Entertainment	98,813	—	—	98,813
Financial Services	105,349	—	—	105,349
Ground Transportation	214,596	—	—	214,596
Health Care Equipment & Supplies	324,150	—	—	324,150
Health Care Providers & Services	225,053	—	—	225,053
Health Care Technology	86,473	—	—	86,473
Hotels, Restaurants & Leisure	696,677	—	—	696,677
Household Durables	96,123	—	—	96,123
Independent Power and Renewable Electricity Producers	66,677	—	—	66,677
Insurance	96,950	—	—	96,950
IT Services	461,624	—	—	461,624
Life Sciences Tools & Services	312,225	—	—	312,225
Machinery	413,158	—	—	413,158
Media	271,693	—	—	271,693
Oil, Gas & Consumable Fuels	233,452	—	—	233,452
Personal Care Products	74,919	—	—	74,919
Pharmaceuticals	96,376	—	—	96,376
Professional Services	201,327	—	—	201,327
Semiconductors & Semiconductor Equipment	749,132	—	—	749,132
Software	1,154,233	—	22,386	1,176,619
Specialty Retail	613,154	—	—	613,154
Textiles, Apparel & Luxury Goods	59,156	—	—	59,156
Trading Companies & Distributors	60,455	—	—	60,455
Total Common Stocks	11,026,202	—	22,386	11,048,588
Short-Term Investments
Investment Companies	60,384	—	—	60,384
Investment of Cash Collateral from Securities Loaned	10,039	—	—	10,039
Total Short-Term Investments	70,423	—	—	70,423
Total Investments in Securities	$11,096,625	$—	$22,386	$11,119,011
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$175,763	$1,035,369	$1,150,817	$48	$21	$60,384	60,347	$3,096	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.91% (a) (b)	108,380	117,149	215,499	— (c)	9	10,039	10,039	478	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.22% (a) (b)	12,884	74,443	87,327	—	—	—	—	57	—
Total	$297,027	$1,226,961	$1,453,643	$48	$30	$70,423		$3,631	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.